Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Material amount of due to or due from related parties
Amount due from related party	¥ 140	¥ 872		$ 22
Amount due to related party	(29,270)	(9,495)		$ (4,593)
Amount due from other related parties	107	574
RONG360 Inc.
Material related party transactions
Sales and marketing expenses charged by related party A	(124)	(206)
Material amount of due to or due from related parties
Amount due to related party	(21,686)	(468)
RONG360 Inc. | Recommendation services for loans
Material related party transactions
Revenues from related party transactions	488	4,757	¥ 31,980
RONG360 Inc. | Big data and system-based risk management services
Material related party transactions
Revenues from related party transactions	4,282	3,626	6,858
RONG360 Inc. | Administrative expenses
Material related party transactions
Revenues from related party transactions	2,000	2,000	4,000
RONG360 Inc. | Research and development expenses
Material related party transactions
Research and development expenses charged by RONG360 (d)	685	1,480	2,162
Related Party A
Material related party transactions
Cost of promotion and acquisition charged by related party A (d)			¥ (21,099)
Related party B
Material amount of due to or due from related parties
Amount due to related party	¥ (7,551)	¥ (8,729)
Related Party C
Related party transactions
Percentage of preference shares owned		15.00%
Material related party transactions
Data acquisition cost charged by related party		¥ (2,102)
Related Party D
Related party transactions
Percentage of preference shares owned	35.00%
Material related party transactions
Cost of customer service charged by related party	¥ (883)